INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes
		Twelve Months
	Year Ended	Ended	Six Months Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013

Current
Federal	$20,000	$73,760	$73,760	$-	$-
State	-	-	-	-	35,527
Deferred	-	-	-	-	-

Total income tax expense	$20,000	$73,760	$73,760	$-	$35,527

Schedule of reconciliation of income tax expense at the Federal statutory rate to the Company's actual income tax expense

		Twelve Months
	Year Ended	Ended	Six Months Ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013

Federal tax at the statutory rate (34%)	$115,809	$135,777	$366,130	$(419,758)	$(45,057)
Benefit from permanent differences:
State income taxes, net of Federal tax benefit	(107,109)	-	-	-	23,448
Bargain purchase gain	-	(985,608)	(985,608)	-	-
Bank-owned life insurance	(61,622)	(63,152)	(31,399)	(63,470)	(60,943)

Change in valuation allowance	(138,703)	465,739	465,739	196,600	209,745
Other, net	211,625	521,004	258,898	286,628	(91,666)

Total income tax expense	$20,000	$73,760	$73,760	$-	$35,527

Schedule of tax effects of temporary differences related to deferred taxes

	At December 31,
	2015	2014
Deferred tax assets:
Allowance for loan losses	$472,681	$664,127
Stock awards	-	46,940
Board of Directors retirement plan	453,287	126,788
Tax credits	46,869	27,965
Other	623,368	131,043
Deferred compensation	-	151,282
Purchase accounting	52,967	243,308
Organizational costs	204,024	680,030
Net operating loss carryforwards	2,783,762	3,456,274
Total deferred tax assets	4,636,958	5,527,757

Deferred tax liabilities:
FHLB stock dividends	(22,445)	(59,888)
Depreciation and amortization	(439,734)	(405,423)
Loan origination costs	(83,889)	(49,708)
Other	(9,172)	(156,192)
Total deferred tax liabilities	(555,240)	(671,211)

Net deferred tax asset before valuation allowance	4,081,718	4,856,546

Valuation allowance:
Beginning balance	(4,856,546)	(1,748,285)
Decrease/(Increase) due to merger/prior adjustments	636,125	(2,642,522)
Decrease/(Increase) during the period	138,703	(465,739)
Ending balance	(4,081,718)	(4,856,546)

Net deferred tax asset	$-	$-